Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable

Note (7) Notes Payable

During the year ended December 31, 2017, the Company borrowed $100 and $800, respectively, which the loans bear an interest rate of 8% and has no maturity date. The loans were repaid in the amount of $850 on May 5, 2017 and the Company recorded a gain on debt extinguishment of $50.

On May 12, 2016 a shareholder loaned the Company the sum of $5,000 to settle a vendor debt. The shareholder has subsequently forgiven the debt resulting from this payment and has confirmed he is owed no principal or interest as of December 31, 2016 and December 31, 2017. As of December 31, 2016, the amount paid by the shareholder to the vendor was forgiven, as the shareholder is a related party the forgiven debt resulted in an increase to additional paid in capital.

Between January 8, 2017 and August 25, 2017 three shareholders loaned the Company amounts totaling $16,403 in loans bearing 8% interest which have no maturity dates. The loans which accrued interest of $879 were repaid on December 20, 2017. The three debt holders confirmed they were owed no principal or interest as of December 31, 2017.

On December 22, 2017 a loan was made in the amount $2,687 the loan bears no interest and has no maturity date. The loan which accrued interest of $0 was repaid in full on January 8, 2018

Note (6) Notes Payable

During the year ended December 31, 2017, the Company borrowed $100 and $800, respectively, which the loans bear an interest rate of 8% and has no maturity date. The loans were repaid in the amount of $850 on May 5, 2017 and the Company recorded a gain on debt extinguishment of $50.

On May 12, 2016 a shareholder loaned the Company the sum of $5,000 to settle a vendor debt. The shareholder has subsequently forgiven the debt resulting from this payment and has confirmed he is owed no principal or interest as of December 31, 2016 and December 31, 2017. As of December 31, 2016, the amount paid by the shareholder to the vendor was forgiven, as the shareholder is a related party the forgiven debt resulted in an increase to additional paid in capital.

On December 22, 2017 a loan was made in the amount $2,687 the loan bears no interest and has no maturity date.

Between January 8, 2017 and August 25, 2017 three shareholders loaned the Company amounts totaling $16,403 in loans bearing 8% interest which have no maturity dates. The loans which accrued interest of $879 were repaid on December 20, 2017. The three debt holders confirmed they were owed no principal or interest as of December 31, 2017.